Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Leases [Abstract]
Leases

Note 6 – Leases

For fiscal 2023, the Group entered into a three new lease agreement for its corporate head office in Sydney, Melbourne office and Clarion Clinic site. The leases have four, five and three-year terms respectively. These leases require monthly lease payments that may be subject to annual increases throughout the lease term. Certain of these leases also include renewal options at the election of the Company to renew or extend the lease for an additional three to five years. These optional periods have not been considered in the determination of the right-of-use assets or lease liabilities associated with these leases as the Company did not consider it reasonably certain it would exercise the options.

The following table summarizes the weighted-average remaining lease term and discount rates for the Company’s operating leases:

	March 31, 2024	June 30, 2023
Lease term (years)	1.26	1.79
Discount rate	9.18%	9.18%

The following table summarizes the lease costs pertaining to the Company’s operating leases

	March 31, 2024 $	June 30, 2023 $
	(in thousands)
Operating lease cost	119	66

Cash paid for amounts included in the measurement of operating lease liabilities during nine months ended March 31, 2024 and fiscal year June 30, 2023 was $122 and $61, respectively, and was included within net cash used in operating activities in the cash flows.

The following table summarizes the future minimum lease payments due under operating leases as of March 31, 2024, (in thousands):

Operating leases	Amount $ (in thousands)
June 30, 2024	50
June 30, 2025	205
June 30, 2026	199
June 30, 2027	48
June 30, 2028	32

Total minimum lease payments	534

Less amount representing interest	125

Total operating lease liabilities	409

As of March 31, 2024, the Company’s operating lease has a weighted-average remaining lease term of 1.26 years and a discount rate of 9.18%.

Note 6 – Leases

For fiscal 2023 the Group entered into a three new lease agreement for its corporate head office in Sydney, Melbourne office and Clarion Clinic site. The leases have four, five and three-year terms respectively. These leases require monthly lease payments that may be subject to annual increases throughout the lease term. Certain of these leases also include renewal options at the election of the Company to renew or extend the lease for an additional three to five years. These optional periods have not been considered in the determination of the right-of-use assets or lease liabilities associated with these leases as the Company did not consider it reasonably certain it would exercise the options.

The following table summarizes the weighted-average remaining lease term and discount rates for the Company’s operating leases:

	June 30, 2023	June 30, 2022
Lease term (years)	1.79	-
		-
Discount rate	9.18%	-

The following table summarizes the lease costs pertaining to the Company’s operating leases:

	June 30, 2023 $	June 30, 2022 $
	(in thousands)
Operating lease cost	66	-

Cash paid for amounts included in the measurement of operating lease liabilities during fiscal years June 30, 2023 and 2022 was $nil and $66, respectively, and was included within net cash used in operating activities in the cash flows.

The following table summarizes the future minimum lease payments due under operating leases as of June 30, 2023, (in thousands):

Operating leases	Amount $ (in thousands)
June 30, 2024	158
June 30, 2025	189
June 30, 2026	183
June 30, 2027	47
June 30, 2028	32
Total minimum lease payments	609

Less amount representing interest	(87)

Total operating lease liabilities	522

As of June 30, 2023, the Company’s operating lease has a weighted-average remaining lease term of 1.98 years and a discount rate of 9.18%.